Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of share options
Information with respect to stock option transactions for the year ended December 31, 2017 and December 31, 2016 is as follows:

	Number of Stock Options	Weighted Average Exercise Price
Balance, January 1, 2016	2,403,985	$37.07
Granted during the year	185,000	21.02
Forfeited during the year	(241,800)	39.00
Cancelled during the year	(200,000)	67.90
Exercised during the year	(12,500)	10.32
Balance, December 31, 2016	2,134,685	$32.73

Weighted-average exercise price of options exerciseable as at December 31, 2016		$23.79

Balance, January 1, 2017	2,134,685	$32.73
Forfeited during the year	(360,500)	38.03
Cancelled during the year	(219,185)	20.21
Balance, December 31, 2017	1,555,000	$33.27

Weighted-average exercise price of options exerciseable as at December 31, 2017		$27.84

Disclosure of range of exercise prices of outstanding share options
As at December 31, 2017 outstanding stock options were as follows:

Year of Expiry	Exercise Price	Number of Stock Options	Exercisable
2022	35.66	881,000	587,333
2023	2.02 - 26.43	277,500	167,500
2024	5.88 - 31.50	221,500	221,500
2025	32.99 - 78.36	175,000	121,665
		1,555,000	1,097,998

Disclosure of number and weighted average exercise prices of other equity instruments
The Company’s outstanding RSUs are as follows:

Number of RSUs
Balance, January 1, 2016	220,162
Issued during the year	2,204,899
Cancelled during the year	(1,022,117)
Vested during the year	(138,782)
Balance, December 31, 2016	1,264,162

Balance, January 1, 2017	1,264,162
Issued during the year	1,471,047
Cancelled during the year	(166,448)
Vested during the year	(194,364)
Balance, December 31, 2017	2,374,397